REVENUE	12 Months Ended
Dec. 31, 2017
REVENUE
REVENUE	19REVENUE Net revenue consisted of the following:
	Years ended December 31,
	2015	2016	2017

Service revenue	653,591	1,003,015	1,591,860
Equipment sales	50,045	52,945	24,306

	703,636	1,055,960	1,616,166